INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31, 2020
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,434,457	(4,644,020)	3,790,437
Domain name	5-10 years	3,799,642	(3,547,129)	252,513
License	10 years	1,943,396	(379,245)	1,564,151

Total		14,177,495	(8,570,394)	5,607,101

	As of December 31, 2021
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,248,272	(6,165,790)	2,082,482
Domain name	5-10 years	3,792,424	(3,576,528)	215,896
License	10 years	1,943,396	(573,585)	1,369,811

Total		13,984,092	(10,315,903)	3,668,189

Amortization expense on intangible assets was allocated to the following expense items:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	184,906	194,340	194,340
General and administrative expenses	2,336,803	1,783,927	1,677,810

Total amortization expense	2,521,709	1,978,267	1,872,150

As of December 31, 2021, estimated amortization expense of the existing intangible assets for each of the next five years is RMB1,872,148, RMB530,024, RMB261,599, RMB261,599 and RMB247,421.